Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management
Schedule of concentration of insurance risk by geographic region and line of business based on net insurance revenue

The table that follows presents the company’s concentration of insurance risk by geographic region and line of business based on net insurance revenue (calculated by the company as insurance revenue less cost of reinsurance). The company’s exposure to general insurance risk varies by geographic region and may change over time.

					Middle East		Other
	Canada		United States		and Asia(1)		International(2)		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Property	1,392.4	1,268.1	3,828.1	4,021.1	1,320.3	735.0	1,983.6	1,774.6	8,524.4	7,798.8
Casualty	1,113.8	1,124.4	9,582.3	9,188.7	1,274.1	556.0	1,769.4	1,542.6	13,739.6	12,411.7
Specialty(3)	96.8	94.1	886.8	708.6	864.7	233.8	754.1	710.4	2,602.4	1,746.9
Total	2,603.0	2,486.6	14,297.2	13,918.4	3,459.1	1,524.8	4,507.1	4,027.6	24,866.4	21,957.4

Insurance	2,868.9	2,772.7	17,167.9	16,922.7	5,249.6	1,958.6	5,777.7	5,280.8	31,064.1	26,934.8
Reinsurance	(265.9)	(286.1)	(2,870.7)	(3,004.3)	(1,790.5)	(433.8)	(1,270.6)	(1,253.2)	(6,197.7)	(4,977.4)
	2,603.0	2,486.6	14,297.2	13,918.4	3,459.1	1,524.8	4,507.1	4,027.6	24,866.4	21,957.4
(1)	The Middle East and Asia geographic segment is primarily comprised of countries that Gulf Insurance (consolidated on December 26, 2023), based in Kuwait, operates in through its subsidiaries across the MENA region, and countries throughout Asia, including Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia, China and Thailand.
(2)	The Other International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.
(3)	Includes net insurance revenue, from life insurance, from the company's Life insurance and Run - off reporting segment, in the Middle East and Asia and Other International geographic regions of $151.9 (2023 - $118.4).

Schedule of gross credit risk exposure

The company’s gross credit risk exposure (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31,	December 31,
	2024	2023
Cash and short term investments	8,522.6	8,092.8
Investments in debt instruments:
U.S. sovereign government(1)	15,863.9	16,273.5
Other sovereign government rated AA/Aa or higher(1)(2)	4,378.7	4,046.8
All other sovereign government(3)	4,048.7	3,367.1
Canadian provincials	446.9	243.5
U.S. states and municipalities	179.6	184.5
Corporate and other(4)(5)	13,317.7	13,325.6
Receivable from counterparties to derivative contracts	1,291.4	656.6
Insurance contract receivables	780.4	926.1
Reinsurance contract assets held	10,682.6	10,887.7
Other assets(6)	2,199.2	2,174.2
Total gross credit risk exposure	61,711.7	60,178.4
(1)	Represented together 30.0% of the company’s total investment portfolio at December 31, 2024 (December 31, 2023 – 31.4%) and considered by the company to have nominal credit risk.
(2)

Comprised primarily of bonds issued by the governments of Canada, Australia and the United Kingdom with fair values at December 31, 2024 of $2,294.1, $479.1 and $363.8 respectively (December 31, 2023 - $2,471.6, $378.5 and $321.8).

(3)

Comprised primarily of bonds issued by the governments of Greece, Brazil and India with fair values at December 31, 2024 of $1,130.8, $673.9 and $628.5 respectively (December 31, 2023 - $1,234.6, $884.4 and $44.6).

(4)	Represents 19.8% of the company’s total investment portfolio at December 31, 2024 (December 31, 2023 – 20.6%).
(5)	Includes the company’s investments in first mortgage loans at December 31, 2024 of $4,777.8 (December 31, 2023 - $4,685.4) secured by real estate predominantly in the U.S., Europe and Canada as described in note 5.
(6)	Excludes assets associated with unit-linked insurance products of $1,368.3 at December 31, 2024 (December 31, 2023 – $1,204.0) for which credit risk is not borne by the company, and income taxes refundable of $86.7 at December 31, 2024 (December 31, 2023 - $59.0) that are considered to have nominal credit risk.

Schedule of investments in debt instruments

The composition of the company’s investments in debt instruments classified according to the higher of each security’s respective S&P and Moody’s issuer credit rating is presented in the table that follows:

	December 31, 2024			December 31, 2023
	Amortized	Fair		Amortized	Fair
Issuer Credit Rating	cost	value	%	cost	value	%
AAA/Aaa	19,394.3	19,168.0	50.1	19,301.4	19,670.5	52.5
AA/Aa	2,333.6	2,325.3	6.1	1,490.9	1,521.9	4.1
A/A	4,241.9	4,273.3	11.2	3,977.9	4,012.7	10.7
BBB/Baa	4,783.6	4,778.8	12.5	4,420.3	4,414.2	11.8
BB/Ba	1,316.4	1,128.4	3.0	1,422.0	1,445.9	3.9
B/B	167.4	171.7	0.4	184.0	182.5	0.5
Lower than B/B	291.4	364.6	1.0	87.6	113.7	0.3
Unrated(1)	6,192.5	6,025.4	15.7	6,210.2	6,079.6	16.2
Total	38,721.1	38,235.5	100.0	37,094.3	37,441.0	100.0
(1)	Includes the company’s investments in first mortgage loans at December 31, 2024 of $4,777.8 (December 31, 2023 - $4,685.4) secured by real estate predominantly in the U.S., Europe and Canada. Unrated debt instruments also include the fair value of the company’s investments in Amynta Group of $156.2 (December 31, 2023 – $159.7), ONX Inc. of $125.6 (December 31, 2023 – $125.6), Duke Royalty UK Limited of $114.6 (December 31, 2023 - $92.5), Mosaic Capital Corporation of $95.2 (December 31, 2023 - $96.8), Metlen Energy & Metals S.A. (formerly Mytilineos S.A.) of $86.8 (December 31, 2023 – $101.4), and Blackberry Limited of $148.9 at December 31, 2023.

Schedule of credit risk related to derivative contract counterparties	The following table sets out the company’s net derivative counterparty risk assuming all derivative counterparties are simultaneously in default:

	December 31,	December 31,
	2024	2023
Total derivative assets(1)	1,291.4	656.6
Obligations that may be offset under net settlement arrangements	(38.2)	(48.8)
Fair value of collateral deposited for the benefit of the company	(1,063.4)	(527.9)
Excess collateral pledged by the company in favour of counterparties	9.2	7.2
Net derivative counterparty exposure after net settlement and collateral arrangements	199.0	87.1
(1)	Excludes equity warrants, equity call options, and other derivatives which are not subject to counterparty risk.

Schedule of maturity profile of the company's insurance contract liabilities

The following table sets out the maturity profile of the company’s insurance contract liabilities based on the expected undiscounted future cash flows, excluding the risk adjustment:

	Maturity profile of insurance contract liabilities(1)
	1 year or less	1-2 years	2-3 years	3-4 years	4-5 years	More than 5 years	Total
December 31, 2024	14,226.5	8,462.3	6,100.6	4,511.5	3,206.0	12,158.3	48,665.2
December 31, 2023	15,080.6	7,544.2	5,414.4	3,972.1	3,168.5	11,111.8	46,291.6
(1)	Excludes the liability for remaining coverage for contracts measured under the PAA.

Schedule of maturity profile of the financial and insurance liabilities

The following tables set out the maturity profile of the company’s financial liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2024
	3 months	3 months	1 - 3	3 - 5	More than
	or less	to 1 year	years	years	5 years	Total
Accounts payable and accrued liabilities(1)	2,148.2	1,263.4	970.5	423.6	799.5	5,605.2
Insurance contract payables	261.8	75.3	342.8	21.5	221.6	923.0
Borrowings - holding company and insurance and reinsurance companies:
Principal	17.1	198.4	1,302.2	1,763.4	5,674.2	8,955.3
Interest(2)	123.5	314.1	838.3	656.3	3,239.7	5,171.9
Borrowings - non-insurance companies:
Principal	62.5	209.9	723.0	1,049.4	874.0	2,918.8
Interest	33.5	117.9	295.6	131.0	119.8	697.8
	2,646.6	2,179.0	4,472.4	4,045.2	10,928.8	24,272.0
(1)	Excludes pension and post retirement liabilities, deferred gift card, hospitality and other revenue, accrued interest expense and other.
(2)	Interest of more than 5 years includes interest expense on longer term debt issued in 2024, reflecting Fairfax’s $1.0 billion principal amount of senior unsecured notes due March 2054, Fairfax’s Cdn$250.0 principal amount of senior unsecured notes due November 2054 and Allied World’s primary co-obligor $600.0 principal amount of senior unsecured notes due March 2055. See note 15.

	December 31, 2023
	3 months		3 months	1 - 3	3 - 5	More than
	or less		to 1 year	years	years	5 years		Total
Accounts payable and accrued liabilities(1)	1,857.5		1,210.8	920.9	350.9	591.3		4,931.4
Insurance contract payables	422.0		96.5	304.3	132.8	251.3		1,206.9
Borrowings - holding company and insurance and reinsurance companies:
Principal	545.3	(2)	198.5	1,341.7	2,185.9	3,673.5	(3)	7,944.9
Interest	90.4		247.4	611.1	480.8	531.0	(3)	1,960.7
Borrowings - non-insurance companies:
Principal	28.4		347.9	478.6	686.9	364.5		1,906.3
Interest	31.0		71.2	144.5	80.7	70.7		398.1
	2,974.6		2,172.3	3,801.1	3,918.0	5,482.3		18,348.3
(1)	Excludes pension and post retirement liabilities, deferred gift card, hospitality and other revenue, accrued interest expense and other.
(2)	Includes the redemptions of the August 2024 and March 2025 unsecured senior notes as described in note 15.
(3)	Excludes the re-opening of the December 2023 unsecured senior notes of $200.0 completed subsequent to December 31, 2023 as described in note 15.

Schedule of maturity profile of the derivative obligations

The following table provides a maturity profile of the company’s derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2024				December 31, 2023
	3 months	3 months	More than		3 months	3 months	More than
	or less	to 1 year	1 year	Total	or less	to 1 year	1 year	Total
Long equity total return swaps	0.4	—	—	0.4	28.5	0.1	3.9	32.5
Foreign currency forward and swap contracts	58.9	8.8	66.6	134.3	97.6	0.9	60.3	158.8
Other derivative contracts	102.9	84.4	34.9	222.2	90.3	134.9	28.4	253.6
	162.2	93.2	101.5	356.9	216.4	135.9	92.6	444.9

Summary of impact changes in interest rate on fixed income portfolio

The table below displays the potential impact of changes in interest rates on the company’s fixed income portfolio based on parallel 200 basis points shifts up and down, in 100 basis points increments, which the company believes to be reasonably possible in the current economic environment given the continued uncertainty caused by increased inflationary pressures and interest rates. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2024			December 31, 2023
	Fair value of	Hypothetical	Hypothetical	Fair value of	Hypothetical	Hypothetical
	fixed income	change in net	% change	fixed income	change in net	% change
	portfolio	earnings(1)	in fair value(1)	portfolio	earnings(1)	in fair value(1)
Change in interest rates
200 basis point increase	35,484.7	(2,209.6)	(7.2)	35,043.3	(1,934.7)	(6.4)
100 basis point increase	36,801.1	(1,152.1)	(3.8)	36,212.0	(991.9)	(3.3)
No change	38,235.5	—	—	37,441.0	—	—
100 basis point decrease	39,791.1	1,250.2	4.1	38,803.0	1,098.1	3.6
200 basis point decrease	41,539.4	2,654.3	8.6	40,274.9	2,284.7	7.6
(1)

Includes the impact of forward contracts to buy U.S. treasury bonds with a notional amount at December 31, 2024 of $1,330.2 (December 31, 2023 – nil) and certain interest rate swaps to receive fixed rates in exchange for the obligation to pay floating rates on a notional amount of $1,900.0 (December 31, 2023 – $1,900.0). The analysis at December 31, 2023 included the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount of $292.8.

Summary of impact changes in net liability for incurred claims

The table below displays the potential effects of parallel 200 basis points shifts up and down, in 100 basis points increments, in interest rates on the liability for incurred claims, net of reinsurance, excluding the company's life insurance operations (as a provision for life policy benefits is principally included within the LRC), at December 31, 2024 and 2023, and the hypothetical effect on net earnings.

	December 31, 2024		December 31, 2023
	Liability for		Liability for
	incurred	Hypothetical	incurred	Hypothetical
	claims, net of	change in net	claims, net of	change in net
[Not yet updated]	reinsurance(1)	earnings	reinsurance(1)	earnings
Change in interest rates
200 basis point increase	30,794.9	1,324.2	28,081.6	1,278.6
100 basis point increase	31,594.1	686.2	28,862.7	655.3
No change	32,453.7	—	29,688.4	—
100 basis point decrease	33,381.8	(741.0)	30,625.0	(751.5)
200 basis point decrease	34,387.9	(1,544.4)	31,627.3	(1,551.7)

(1)

Calculated as the liability for incurred claims of insurance contract liabilities less the asset for incurred claims of reinsurance contract assets held, excluding other net receivable balances, primarily comprising the receivable from reinsurers on paid losses, funds withheld, and other.

Schedule of long equity exposures and financial effects	The following table summarizes the effect of the company’s equity and equity-related holdings on the company’s financial position as at December 31, 2024 and 2023 and results of operations for the years then ended. In that table the company considers its non-insurance investments in associates (note 6) with a fair value at December 31, 2024 of $9,997.9 (December 31, 2023 – $9,496.6) as a component of its equity and equity-related holdings when assessing its equity exposures.

					Year ended	Year ended
					December 31,	December 31,
	December 31, 2024		December 31, 2023		2024	2023
	Exposure/		Exposure/
	Notional	Carrying	Notional	Carrying	Pre-tax	Pre-tax
	amount	value	amount	value	earnings (loss)	earnings (loss)
Long equity exposures:
Common stocks	7,487.8	7,487.8	7,317.8	7,317.8	296.8	464.4
Bonds and preferred stocks – convertible(1)	273.6	273.6	414.0	414.0	14.6	77.1
Investments in associates(1)(2)(3)(4)	9,997.9	7,972.8	9,496.6	7,668.6	575.5	322.0
Equity derivatives(5)	2,588.0	1,120.8	2,060.2	563.2	939.3	357.2
Other	—	—	—	—	32.8	(3.1)
Long equity exposures and financial effects	20,347.3	16,855.0	19,288.6	15,963.6	1,859.0	1,217.6
(1)	Excludes the company’s insurance and reinsurance investments in associates and joint ventures and certain other equity and equity-related holdings which are considered long term strategic holdings. See note 6.
(2)	Pre-tax earnings (loss) excludes share of profit (loss) of associates, and includes gain (loss) on sale of non-insurance associates and joint ventures.
(3)	On November 1, 2024 the company sold its investment in Stelco for total consideration of $638.1 and recorded a net realized gain of $343.7. See note 6.
(4)	On December 20, 2024 the company acquired additional interests in Peak Achievement, increasing its ownership from 42.6% to 100.0%. Accordingly, the company commenced consolidating Peak Achievement and recorded a realized remeasurement gain of $203.4 in the consolidated statement of earnings as described in note 21.
(5)	Includes net gains on investments of $1,033.5 (2023 - $624.8) recognized on the company’s investment in long equity total return swaps on Fairfax subordinate voting shares. See note 7.

Schedule of potential impact on net earnings due to changes in global equity markets

The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company’s equity and equity-related holdings as a result of changes in global equity markets at December 31, 2024 and 2023. The analysis assumes variations of 10% and 20% (December 31, 2023 - 10% and 20%) which the company believes to be reasonably possible in the current economic environment based on analysis of the return on various equity indexes and management’s knowledge of global equity markets.

	December 31, 2024
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	12,355.7	11,344.2	10,349.4	9,378.4	8,431.8
Hypothetical $ change in net earnings	1,648.7	817.5	—	(798.2)	(1,576.4)
Hypothetical % change in fair value	19.4	9.6	—	(9.4)	(18.5)

	December 31, 2023
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease
Fair value of equity and equity-related holdings	11,707.2	10,742.2	9,792.0	8,872.2	8,001.8
Hypothetical $ change in net earnings	1,622.6	805.4	—	(781.1)	(1,522.8)
Hypothetical % change in fair value	19.6	9.7	—	(9.4)	(18.3)

Schedule of pre-tax foreign exchange effects included in net gains (losses) on investments

The pre-tax foreign exchange effects included in net gains (losses) on investments in the company’s consolidated statements of earnings for the years ended December 31 were as follows:

	2024	2023
Net gains (losses) on investments:
Investing activities	(350.4)	111.4
Underwriting activities	91.1	(170.2)
Foreign currency contracts	234.1	(60.0)
Foreign currency net losses	(25.2)	(118.8)

Schedule of foreign currency effects on the consolidated statement of earnings

Foreign currency effects on the consolidated statements of earnings

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2024	2023	2024	2023	2024	2023	2024	2023
Assets	3,366.5	1,938.1	1,186.9	1,190.2	1,512.9	1,363.5	2,292.0	1,841.3
Liabilities	(792.3)	(723.7)	(1,489.0)	(1,503.6)	(2,022.6)	(2,048.3)	(284.9)	(220.9)
Net asset (liability) exposure	2,574.2	1,214.4	(302.1)	(313.4)	(509.7)	(684.8)	2,007.1	1,620.4
Notional long (short) amount of foreign currency forward contracts	(2,734.6)	(1,387.0)	(847.7)	(833.5)	(99.6)	(64.1)	3.8	—
Net asset (liability) exposure after foreign currency forward contracts	(160.4)	(172.6)	(1,149.8)	(1,146.9)	(609.3)	(748.9)	2,010.9	1,620.4

Hypothetical change in pre-tax earnings (loss)	16.0	17.3	115.0	114.7	60.9	74.8	(201.1)	(162.0)
Hypothetical change in net earnings (loss)	17.0	16.2	93.8	96.2	48.5	63.1	(189.7)	(160.1)

Schedule of foreign currency effects on the consolidated statement of other comprehensive income

Foreign currency effects on the consolidated statements of other comprehensive income

					British
	Canadian dollar		Euro		pound sterling		Indian rupee
	2024	2023	2024	2023	2024	2023	2024	2023
Assets	12,226.6	11,437.4	9,488.8	9,393.8	2,699.4	2,255.9	4,183.8	4,110.8
Liabilities	(7,164.8)	(6,583.4)	(6,800.3)	(7,064.4)	(1,854.6)	(1,502.3)	(1,366.2)	(1,349.3)
Net asset exposure before hedge of net investment	5,061.8	4,854.0	2,688.5	2,329.4	844.8	753.6	2,817.6	2,761.5
Hedge of net investment	(2,175.7)	(2,107.6)	(771.7)	(821.5)	—	—	—	—
Net asset exposure after hedge of net investment	2,886.1	2,746.4	1,916.8	1,507.9	844.8	753.6	2,817.6	2,761.5

Hypothetical change in pre-tax other comprehensive income (loss)	(288.6)	(274.6)	(191.7)	(150.8)	(84.5)	(75.4)	(281.8)	(276.2)
Hypothetical change in other comprehensive income (loss)	(284.9)	(269.6)	(147.4)	(112.2)	(83.1)	(69.3)	(263.2)	(260.9)

Schedule of capital measurement and ratios

The company manages its capital based on the following financial measurements and ratios:

			Excluding consolidated non-
	Consolidated		insurance companies
	December 31,	December 31,	December 31,	December 31,
	2024	2023	2024	2023
Holding company cash and investments (net of derivative obligations)	2,502.1	1,749.1	2,502.1	1,749.1
Borrowings – holding company	7,882.4	6,928.9	7,882.4	6,928.9
Borrowings – insurance and reinsurance companies	975.8	895.6	975.8	895.6
Borrowings – non-insurance companies	2,895.5	1,899.0	—	—
Total debt	11,753.7	9,723.5	8,858.2	7,824.5
Net debt(1)	9,251.6	7,974.4	6,356.1	6,075.4

Common shareholders’ equity	22,959.8	21,615.0	22,959.8	21,615.0
Preferred stock	1,108.2	1,335.5	1,108.2	1,335.5
Non-controlling interests	4,281.2	4,750.4	2,740.2	3,115.8
Total equity	28,349.2	27,700.9	26,808.2	26,066.3

Net debt/total equity	32.6%	28.8%	23.7%	23.3%
Net debt/net total capital(2)	24.6%	22.4%	19.2%	18.9%
Total debt/total capital(3)	29.3%	26.0%	24.8%	23.1%
Interest coverage(4)	10.5x	13.8x	13.5x (6)	18.1x (6)
Interest and preferred share dividend distribution coverage(5)	9.5x	12.1x	11.8x (6)	15.0x (6)
(1)	Net debt is calculated by the company as total debt less holding company cash and investments (net of derivative obligations).
(2)	Net total capital is calculated by the company as the sum of total equity and net debt.
(3)	Total capital is calculated by the company as the sum of total equity and total debt.
(4)	Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.
(5)	Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.
(6)	Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies.